CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details 1)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts Receivable Percentage		78.00%	79.30%	70.30%
Customer A [Member]
Accounts Receivable Percentage	[1]	51.40%	46.00%	44.10%
Customer B [Member]
Accounts Receivable Percentage	[1]	15.80%	10.70%	0.00%
Customer C [Member]
Accounts Receivable Percentage	[2]	10.80%	11.60%	12.20%
Customer D [Member]
Accounts Receivable Percentage	[2]	0.00%	11.00%	14.00%

[1]	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
[2]	Sales to this customer were reported in the Electric OEM operating segment.